INTEREST EXPENSE	12 Months Ended
Dec. 31, 2017
INTEREST EXPENSE [abstract]
Disclosure of interest expense

8.     INTEREST EXPENSE

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Interest expense incurred	8,273	9,021	6,368
Less: Interest expense capitalized*	(1,221)	(859)	(723)

	7,052	8,162	5,645
Accretion expenses (Note 28)	1,081	1,057	1,501

Interest expense	8,133	9,219	7,146

* Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.6% to 5.9%	2.65% to 4.82%	2.37% to 4.41%